Other operating costs - Schedule of key management personnel (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Analysis of income and expense [abstract]
Short-term employee benefits	£ 7	£ 7	£ 7
Compensation for loss of office	0	0	0
Post-employment benefits	0	1	1
Share-based payments	6	5	4
Total key management compensation	£ 13	£ 13	£ 12